Schedule of Annual Net Amortization of Intangibles (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles, twelve months	$ 572
Amortization of intangibles, year two	13
Amortization of intangibles, year three	2
Amortization of intangibles, year four	2
Amortization of intangibles, year five	2
Amortization of intangibles, after year five	348
Amortization of intangibles, total	939
Increase In Rental Revenue [Member]
Finite-Lived Intangible Assets [Line Items]
Increase in rental revenue, twelve months	(518)
Amortization of intangibles, year two	(146)
Increase in rental revenue, year three	(146)
Increase in rental revenue, year four	(146)
Increase in rental revenue, year five	(146)
Increase in rental revenue, after year five	(1,004)
Increase in rental revenue, total	(2,106)
Increase To Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Increase to amortization, twelve months	1,090
Increase to amortization, year two	159
Increase to amortization, year three	148
Increase to amortization, year four	148
Increase to amortization, year five	148
Increase to amortization, after year five	1,352
Increase to amortization, total	$ 3,045